MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Bond Asset Fund
(the “Fund”)
Supplement dated February 28, 2023 to the
Prospectus dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
The information for Arif Husain, CFA found under the heading Portfolio Manager(s) in the section titled Management on page 13 as well as under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 71, is hereby removed.
The following information supplements the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management on page 13:
Andrew J. Keirle is a Vice President and Portfolio Manager at T. Rowe Price International. He has managed the Fund since February 2023.
The following information supplements the information for T. Rowe Price Associates, Inc. found beginning on page 69 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Andrew J. Keirle
is a portfolio manager of the MassMutual Select T. Rowe Price Bond Asset Fund. Mr. Keirle is a Vice President and Portfolio Manager for T. Rowe Price International. He joined T. Rowe Price International in 2005 and his investment experience dates from 1996. Mr. Keirle has served as a portfolio manager for T. Rowe Price International throughout the past five years.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-TRUN-23-01

MASSMUTUAL FUNDS
MassMutual Select T. Rowe Price Bond Asset Fund
(the “Fund”)
Supplement dated February 28, 2023 to the
Statement of Additional Information dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”). It should be retained and read in conjunction with the SAI.
The information for Arif Husain found on page B-115 in the section titled Appendix C — Additional Portfolio Manager Information is hereby removed.
The following information replaces similar information for the Fund found on page B-115 in the section titled Appendix C — Additional Portfolio Manager Information:
The portfolio managers of the MM Select T. Rowe Price Bond Asset Fund are Steve Bartolini, Andrew J. Kierle, and Ken Orchard.
The following information supplements the information for the Fund found on page B-115 under the headings Other Accounts Managed and Ownership of Securities in the section titled Appendix C — Additional Portfolio Manager Information:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance-Based*	Total Assets*
Andrew J. Keirle
Registered investment companies**	2	$ 363.6 million	0	$0
Other pooled investment vehicles	1	$129.8 million	0	$0
Other accounts	1	$ 91.3 million	0	$0

*
The information provided is as of December 31, 2022.

**
Does not include the MM Select T. Rowe Price Bond Asset Fund.

Ownership of Securities:
As of December 31, 2022, Andrew J. Keirle did not own any shares of the MM Select T. Rowe Price Bond Asset Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-TRUN-23-01